Jun. 30, 2017
GMO International Equity Allocation Fund
GMO International Equity Allocation Fund

GMO TRUST

Supplement dated May 17, 2018 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2017, as supplemented

Effective May 18, 2018, the Board of Trustees of GMO Trust (the “Trust”) has approved the elimination of purchase premiums and redemption fees for the following series of the Trust: GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, and GMO Strategic Opportunities Allocation Fund (each, a “Fund”). Accordingly, effective May 18, 2018, the Prospectus is amended to remove the purchase premiums and redemption fees shown in the “Fees and expenses—Shareholder fees” table in the “Fund Summary” section for each such Fund.